OTHER CURRENT PAYABLES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
OTHER CURRENT PAYABLES	NOTE 7 - OTHER CURRENT PAYABLES
	December 31,
	2024	2023
	USD in thousands
Employees and related expenses	998	1,385
Accrued expenses	76	163
Others	83	-
	1,157	1,548